UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  JUNE 30, 2000

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):	[    ]  is a restatement.
		[    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

NAME:	THE FIRST NATIONAL BANK IN SIOUX FALLS
		100 S. PHILLIPS AVE.
		SIOUX FALLS, SD  57104

13F FILE NUMBER:		46-0189380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:	CAROL RYSAVY
TITLE:	VICE PRESIDENT, OPERATIONS
PHONE:	605-335-5174

Signature, Place, and Date of Signing:



		Carol Rysavy		Sioux Falls, SD		08/07/00

Report Type (Check only one.):

[  x	]	13F HOLDINGS REPORT.  (Check here if all holdings
of this reporting manager are reported in this report.)

[	]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other
0reporting manager(s).)

[	]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	97

FORM 13F INFORMATION TABLE VALUE TOTAL:	$54,471

	(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

NONE

1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        08/02/00           PAGE 1
0ASSETS AS OF 06/30/00
0REQUESTED MODEL: BNK
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        08/02/00           PAGE  1
                                                                    AS OF 06/30/00
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 TRANSOCEAN SEDCO FOREX INC COM       G90078109       317      5,932 SH          X                       4,019                 1,913

 AT&T CORP COM                        001957109       589     18,522 SH          X                       8,493                10,029

 AT&T CORP COM                        001957109        43      1,350 SH              X   X               1,350

 AXA FINL INC COM                     002451102       461     13,565 SH          X                       8,150                 5,415

 AXA FINL INC COM                     002451102        24        720 SH              X   X                                       720

 ABBOTT LABS COM                      002824100       323      7,240 SH          X                       2,780                 4,460

 AMERICAN EXPRESS CO COM              025816109       172      3,300 SH          X                       1,500                 1,800

 AMERICAN EXPRESS CO COM              025816109        63      1,200 SH              X   X                                     1,200

 AMERICAN HOME PRODS CORP COM         026609107       564      9,600 SH          X                       8,000                 1,600

 BP AMOCO P L C ADR SPONSORED         055622104     1,445     25,514 SH          X                       9,290                16,224

 BELL ATLANTIC CORP COM               077853109       462      9,073 SH          X                       4,082                 4,991

 BELLSOUTH CORP COM                   079860102       400      9,388 SH          X                       5,772                 3,616

 BENCHMARK ELECTRS INC COM            08160H101     2,156     58,968 SH          X                      56,160                 2,808

 BESTFOODS COM                        08658U101       504      7,280 SH          X                       4,480                 2,800

 BRISTOL MYERS SQUIBB CO COM          110122108       766     13,150 SH          X                      10,640                 2,510

 CHASE MANHATTAN CORP NEW             16161A108       741     16,080 SH          X                       9,612                 6,468

 CHASE MANHATTAN CORP NEW             16161A108        66      1,423 SH              X   X               1,026                   397

 CHEVRON CORP COM                     166751107     1,144     13,465 SH          X                      11,865                 1,600

 CHEVRON CORP COM                     166751107        68        800 SH              X   X                 800

 CISCO SYS INC                        17275R102       314      4,934 SH          X                         934                 4,000

 CITIGROUP INC COM                    172967101       915     15,133 SH          X                      12,483                 2,650

 CITIGROUP INC COM                    172967101        91      1,500 SH              X   X               1,500

 COASTAL CORP COM                     190441105       231      3,800 SH          X                       3,800

 COMMUNITY FIRST BANKSHARES COM       203902101     1,055     64,651 SH          X                                            64,651

 COMPUTER SCIENCES CORP COM           205363104        80      1,065 SH          X                         500                   565

                                               ----------
          PAGE TOTAL                               12,994
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        08/02/00           PAGE  2
                                                                    AS OF 06/30/00
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 COMPUTER SCIENCES CORP COM           205363104       224      3,000 SH              X   X                                     3,000

 D&W CONSTRUCTION INC                 233000009       388         89 SH          X                          89

 DOLLAR GEN CORP                      256669102     1,629     83,543 SH              X   X                                    83,543

 DOW CHEM CO COM                      260543103     2,722     88,869 SH          X                      83,571                 5,298

 ENRON CORP COM                       293561106       284      4,400 SH          X                       4,000                   400

 EQUITY INCOME FD UNIT 1ST EXCHANGE   294700703     1,338      7,669 SH          X                       7,196                   473
 SER-AT&T SHS
 EQUITY INCOME FD UNIT 1ST EXCHANGE   294700703       143        819 SH              X   X                 819
 SER-AT&T SHS
 EXXON MOBIL CORP COM                 30231G102     2,890     36,809 SH          X                      31,922                 4,887

 EXXON MOBIL CORP COM                 30231G102       130      1,656 SH              X   X                 528                 1,128

 FEDERATED GOVERNMENT TRUST #16       314184102       140     12,873 SH          X                      12,873
 GNMA
 FEDERATED GOVERNMENT TRUST #16       314184102        48      4,456 SH              X   X               4,456
 GNMA
 FEDERATED HIGH YIELD TRUST #38       314197104       104     13,604 SH          X                      13,604

 FEDERATED SHORT TERM INCOME FUND 65  31420C209       180     21,066 SH          X                      19,338                 1,728

 FEDERATED SHORT TERM INCOME FUND 65  31420C209        14      1,642 SH              X   X               1,642

 FORD MTR CO DEL COM                  345370100       345      8,018 SH          X                       3,446                 4,572

 GTE CORP COM                         362320103       386      6,200 SH          X                       3,100                 3,100

 GTE CORP COM                         362320103       100      1,600 SH              X   X                 900                   700

 GANNETT INC                          364730101     2,034     34,000 SH          X                      34,000

 GENERAL ELEC CO COM                  369604103     3,855     73,596 SH          X                      43,682                29,914

 GENERAL MTRS CORP COM                370442105       363      6,252 SH          X                       5,804                   448

 GENERAL MTRS CORP COM                370442105        21        360 SH              X   X                 360

 GILLETTE CO COM                      375766102         3         85 SH          X                                                85

 GILLETTE CO COM                      375766102       234      6,700 SH              X   X               6,700

 GLAXO WELLCOME PLC SPONSORED ADR     37733W105        12        200 SH          X                         200

 GLAXO WELLCOME PLC SPONSORED ADR     37733W105       231      4,000 SH              X   X                                     4,000

                                               ----------
          PAGE TOTAL                               17,818
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        08/02/00           PAGE  3
                                                                    AS OF 06/30/00
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 HEWLETT-PACKARD INC COM              428236103       505      4,046 SH          X                       2,545                 1,501

 INTEL CORP                           458140100     1,614     12,070 SH          X                       6,555                 5,515

 INTEL CORP                           458140100       107        800 SH              X   X                                       800

 INTERNATIONAL BUSINESS MACHS COM     459200101     1,495     13,648 SH          X                      10,348                 3,300

 JOHNSON & JOHNSON COM                478160104       320      3,145 SH          X                       1,400                 1,745

 JOHNSON & JOHNSON COM                478160104       163      1,600 SH              X   X                                     1,600

 KIMBERLY-CLARK CORP                  494368103       212      3,692 SH          X                       1,092                 2,600

 LILLY ELI & CO COM                   532457108       125      1,250 SH          X                                             1,250

 LILLY ELI & CO COM                   532457108       160      1,600 SH              X   X                                     1,600

 LUCENT TECHNOLOGIES INC COM          549463107       822     13,997 SH          X                       7,735                 6,262

 LUCENT TECHNOLOGIES INC COM          549463107        30        512 SH              X   X                 512

 MCDONALDS CORP COM                   580135101       318      9,645 SH          X                       1,200                 8,445

 MCDONALDS CORP COM                   580135101        13        400 SH              X   X                                       400

 MERCK & CO INC COM                   589331107       534      6,974 SH          X                         974                 6,000

 MERCK & CO INC COM                   589331107       345      4,500 SH              X   X               3,600                   900

 MICROSOFT CORP COM                   594918104       544      6,805 SH          X                       1,110                 5,695

 MICROSOFT CORP COM                   594918104        96      1,200 SH              X   X                                     1,200

 MINNESOTA MNG & MFG CO COM           604059105       207      2,500 SH          X                       1,100                 1,400

 MINNESOTA MNG & MFG CO COM           604059105        33        400 SH              X   X                                       400

 NASDAQ 100 TR UNIT SER 1             631100104     1,708     18,275 SH          X                      13,050                 5,225

 NORTHERN STS PWR CO MINN COM         665772109       831     41,154 SH          X                      28,692                12,462

 NORTHERN STS PWR CO MINN COM         665772109        56      2,784 SH              X   X               2,784

 NORTHWESTERN CORP COM                668074107       185      8,012 SH          X                       8,012

 NORTHWESTERN CORP COM                668074107        19        800 SH              X   X                 800

 PFIZER INC COM                       717081103       575     11,982 SH          X                       3,792                 8,190

                                               ----------
          PAGE TOTAL                               11,017
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        08/02/00           PAGE  4
                                                                    AS OF 06/30/00
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 PLACER DOME INC COM                  725906101       199     20,802 SH              X   X                                    20,802

 RITE AID CORP COM                    767754104       102     15,792 SH          X                      15,792

 SBC COMMUNICATIONS INC               78387G103     1,203     27,805 SH          X                      16,459                11,346

 STANDARD & POORS DEP REC AMEX INDEX  78462F103       320      2,200 SH          X                                             2,200

 SAFEWAY INC COM NEW                  786514208       631     13,983 SH          X                      10,800                 3,183

 SCHERING PLOUGH CORP COM             806605101     1,059     20,975 SH          X                      15,525                 5,450

 SPRINT CORP COMMON                   852061100       284      5,560 SH          X                       5,560

 SPRINT CORP COMMON                   852061100        42        824 SH              X   X                                       824

 SUNTRUST BKS INC COM                 867914103       206      4,500 SH          X                       4,500

 TARGET CORP COM                      87612E106       484      8,350 SH          X                       4,900                 3,450

 TENNANT CO COM                       880345103     1,695     45,200 SH              X   X              45,200

 TEXACO INC COM                       881694103       630     11,814 SH          X                       9,698                 2,116

 TEXACO INC COM                       881694103        32        600 SH              X   X                 600

 U S BANCORP OREGON COM               902973106       375     19,502 SH          X                       9,856                 9,646

 U S WEST INC NEW COM                 91273H101       348      4,053 SH          X                       1,422                 2,631

 VIACOM INC CL B COM                  925524308       229      3,363 SH          X                       3,363

 WAL MART STORES INC COM              931142103       270      4,724 SH          X                       1,490                 3,234

 WAL MART STORES INC COM              931142103        26        450 SH              X   X                                       450

 WELLS FARGO & CO NEW COM             949746101     3,988    101,599 SH          X                      78,383                23,216

 WELLS FARGO & CO NEW COM             949746101        63      1,600 SH              X   X               1,600

 WORLDCOM INC GA NEW COM              98157D106       435      9,478 SH          X                       3,708                 5,770

 WORLDCOM INC GA NEW COM              98157D106        21        450 SH              X   X                                       450

                                               ----------
          PAGE TOTAL                               12,642
         FINAL TOTALS                              54,471